Related party transactions (Details Narrative)	Oct. 08, 2021 USD ($) a	Oct. 08, 2021 CNY (¥) a	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Area of office space leased | a	27,147	27,147
Annual rent	$ 59,268	¥ 432,043
Term of the lease	five years
Yefang Zhang. [Member]
Due from a related party			$ 116,250	$ 116,250
Due to a related party			$ 114,451	$ 114,451